Short-Term Investments	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

As of December 31, 2018 and 2019, the Group’s short-term investments consist of held-to-maturity debt securities and available-for-sale debt securities with maturities of less than one year purchased from commercial banks and other financial institutions.